SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Mar. 19, 2013
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

For the years ended December 31, 2012, 2011 and 2010

Allowance for doubtful accounts (in thousands):

Description	Balance at Beginning of Period	Additions Charged against Revenue	Recoveries	Charge-offs	Balance at End of Period
2012	$77	—	2	(14)	$65
2011	$45	28	14	(10)	$77
2010	$221	37	—	(213)	$45

Estimated allowance and liability for appeals – RAC Contract (in thousands):

Description	Balance at Beginning of	Additions Charged against Revenue	Appeals found in Providers Favor	Balance at End of Period
2012	$934	8,589	(3,946)	$5,577	*
2011	$101	1,743	(910)	934	*
2010	$—	101	—	101	*

*	Includes $1,199, $484 and $101 related to the estimated allowance for appeals that apply to uncollected accounts receivable as of 2012, 2011 and 2010, respectively.